Other Comprehensive (Loss) Income (Tables)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Other Comprehensive (Loss) Income
Shareholders’ equity included the following activity in accumulated other comprehensive loss in 2011, 2010 and 2009:

	Net Unrealized Gains (Losses)				Total Accumulated Other Comprehensive (Loss) Income
	Securities		Foreign Currency and Derivatives	Pension and OPEB Plans
(Millions)	Previously Impaired (1)	All Other
Balance at December 31, 2008	$—	$(229.3)	$(8.7)	$(1,643.3)	$(1,881.3)
Cumulative effect of adopting a new
accounting standard ($83.0 pretax) (2)	(5.3)	(48.4)	—	—	(53.7)
Net unrealized gains (losses) ($1,004.6 pretax)	106.3	592.4	34.4	(80.1)	653.0
Reclassification to earnings ($110.5 pretax)	(.7)	(79.0)	(.4)	139.1	59.0
Other comprehensive income	100.3	465.0	34.0	59.0	658.3
Balance at December 31, 2009	100.3	235.7	25.3	(1,584.3)	(1,223.0)
Net unrealized gains (losses) ($333.5 pretax)	42.5	327.5	(53.9)	(99.3)	216.8
Reclassification to earnings ($172.9 pretax)	(67.7)	(188.0)	1.3	98.0	(156.4)
Other comprehensive (loss) income	(25.2)	139.5	(52.6)	(1.3)	60.4
Balance at December 31, 2010	75.1	375.2	(27.3)	(1,585.6)	(1,162.6)
Net unrealized gains (losses) ($105.7 pretax)	2.4	337.2	(9.2)	(261.7)	68.7
Reclassification to earnings ($137.8 pretax)	(19.3)	(117.2)	2.8	38.4	(95.3)
Other comprehensive (loss) income	(16.9)	220.0	(6.4)	(223.3)	(26.6)
Balance at December 31, 2011	$58.2	$595.2	$(33.7)	$(1,808.9)	$(1,189.2)

(1)
Represents unrealized losses on the non-credit-related component of impaired debt securities that we do not intend to sell and subsequent appreciation in the fair value of those securities as well as those that we intend to sell.

(2)
Effective April 1, 2009, we adopted new accounting guidance for other-than-temporary impairments of debt securities. Refer to Note 2 beginning on page 66 for additional information on the cumulative effect adjustment required.

Schedule of defined benefit plans disclosures
The components of our pension and other postretirement benefit plans ("OPEB") included the following activity in accumulated other comprehensive loss in 2011, 2010 and 2009:

	Pension Plans		OPEB Plans
	Unrecognized	Unrecognized	Unrecognized	Unrecognized
	Net Actuarial	Prior Service	Net Actuarial	Prior Service
(Millions)	Losses	Costs	Losses	Costs	Total
Balance at December 31, 2008	$(1,631.0)	$12.0	$(55.6)	$31.3	$(1,643.3)
Unrealized net losses arising during
the period ($(123.2) pretax)	(72.5)	—	(7.6)	—	(80.1)
Reclassification to earnings ($(214.0) pretax)	140.7	(1.4)	2.2	(2.4)	139.1
Balance at December 31, 2009	(1,562.8)	10.6	(61.0)	28.9	(1,584.3)
Unrealized net losses arising during
the period ($(152.8) pretax)	(91.2)	—	(8.1)	—	(99.3)
Reclassification to earnings ($(150.8) pretax)	106.1	(8.8)	3.0	(2.3)	98.0
Balance at December 31, 2010	(1,547.9)	1.8	(66.1)	26.6	(1,585.6)
Unrealized net losses arising during
the period ($(402.6) pretax)	(268.3)	—	6.6	—	(261.7)
Reclassification to earnings ($(59.1) pretax)	37.9	(.3)	3.2	(2.4)	38.4
Balance at December 31, 2011	$(1,778.3)	$1.5	$(56.3)	$24.2	$(1,808.9)